EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2013	2014	2015

Numerator for basic and diluted net earnings per share:

Net income	$18,055	$24,950	$18,569

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings per share	44,760,197	45,308,554	45,895,321
Effect of dilutive securities:
Employee stock options	1,956,732	1,586,061	843,283

Denominator for diluted net earnings per share	46,716,929	46,894,615	46,738,604

Basic net earnings per share	$0.40	$0.55	$0.40

Diluted net earnings per share	$0.39	$0.53	$0.40